Average Annual Total Returns - Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares 1 Year	Direxion Daily Dow Jones Internet Bull 3X Shares Since Inception	Direxion Daily Dow Jones Internet Bull 3X Shares Inception Date	Direxion Daily Dow Jones Internet Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Dow Jones Internet Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Dow Jones Internet Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Dow Jones Internet Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Dow Jones Internet Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Dow Jones Internet Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	131.84%	128.47%	Nov. 07, 2019	78.05%	99.19%	Nov. 07, 2019	53.51%	50.38%	Nov. 07, 2019	18.40%	21.20%	Nov. 07, 2019